Provisions - Analysis of changes in exposures - Foreign office guarantees and standby letters of credit (Details) - Foreign office guarantees and standby letters of credit $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Contingencies and Commitments
Exposure as at beginning of period	$ 285,035
Total	341,676
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	332,965
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Total	138
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Total	8,573
Gross Balance
Contingencies and Commitments
Exposure as at beginning of period	285,035
Net change on exposures	29,677
Foreign exchange adjustments	26,964
Total	341,676
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	274,563
Net change on exposures	33,660
Transfer to Stage 1	4,994
Transfer to Stage 2	(6,513)
Foreign exchange adjustments	26,261
Total	332,965
Gross Balance | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Exposure as at beginning of period	84
Net change on exposures	24
Foreign exchange adjustments	30
Total	138
Gross Balance | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	10,388
Net change on exposures	(4,139)
Transfer to Stage 1	(4,855)
Transfer to Stage 2	6,513
Foreign exchange adjustments	666
Total	8,573
Gross Balance | Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Net change on exposures	132
Transfer to Stage 1	(139)
Foreign exchange adjustments	7
Accumulated Amortization
Contingencies and Commitments
Exposure as at beginning of period	256
Net change on exposures	208
Impact on year end ECL of exposures transferred between stages during the year	(70)
Foreign exchange adjustments	34
Total	428
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Exposure as at beginning of period	256
Net change on exposures	152
Transfer to Stage 1	60
Transfer to Stage 2	(14)
Impact on year end ECL of exposures transferred between stages during the year	(56)
Foreign exchange adjustments	30
Total	428
Accumulated Amortization | 12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Net change on exposures	(1)
Foreign exchange adjustments	1
Accumulated Amortization | Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Transfer to Stage 2	14
Impact on year end ECL of exposures transferred between stages during the year	(14)
Accumulated Amortization | Lifetime expected credit losses | Financial instruments credit-impaired | Individual
Contingencies and Commitments
Net change on exposures	57
Transfer to Stage 1	(60)
Foreign exchange adjustments	$ 3